Cover	Jul. 20, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 20, 2023
Entity File Number	001-40334
Entity Registrant Name	EBET, Inc.
Entity Central Index Key	0001829966
Entity Tax Identification Number	85-3201309
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3960 Howard Hughes Parkway,
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89169
City Area Code	(888)
Local Phone Number	411-2726
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	EBET
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false